Borrowings (Details) - JPY (¥)				1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 23, 2025	Mar. 31, 2025	Mar. 18, 2025	Oct. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2024
Debt Instrument
Time deposits pledged as collateral					¥ 6,156,000			¥ 6,156,000
Proceeds from short-term borrowings					646,668,000	¥ 300,000,000
Repayments of principal balance of short-term debt					516,666,000	¥ 200,000,000
Short-term borrowings		¥ 216,670,000			621,669,000			491,667,000
Borrowings (due through 2035; weighted-average interest rates of 1.2% at June 30, 2025 and 0.23% at December 31, 2024)					518,366,000			555,012,000
Current portion of corporate convertible bond					(530,000,000)			(530,000,000)
Current portion of borrowings					(97,907,000)			(582,479,000)
Borrowings, net of current portion					¥ 720,459,000			¥ 764,200,000
Weighted average interest rates					1.20%			0.23%
Number of shares granted					0	0
Unsecured short-term bank loans
Debt Instrument
Fixed interest rates			1.875%
Proceeds from short-term borrowings			¥ 350,000,000
Medirom Mother Labs loan
Debt Instrument
Repayments of principal balance of short-term debt			¥ 200,000,000
266 million Yen short term loan
Debt Instrument
Short-term loan refinanced		¥ 266,000,000
Short term loan having maturity on September 30, 2025
Debt Instrument
Fixed interest rates		1.875%
Short-term loan having maturity date on March 31, 2026
Debt Instrument
Short-term loan refinanced		¥ 216,670,000
Short-term loan having maturity date on October 31, 2025
Debt Instrument
Fixed interest rates	5.00%
Proceeds from short-term borrowings	¥ 30,000,000
Japanese financial institutions unsecured bank loans | Minimum [Member]
Debt Instrument
Fixed interest rates					0.20%
Japanese financial institutions unsecured bank loans | Maximum [Maximum]
Debt Instrument
Fixed interest rates					5.00%
Convertible bonds
Debt Instrument
Fixed interest rates				2.00%			5.00%
Corporate convertible bond				¥ 300,000	¥ 830,000,000		¥ 500,000,000	¥ 830,000,000
Number of shares granted				3			40
Value of one share option attached to each bond				¥ 100,000,000			¥ 12,500,000
Exercise price, per share				¥ 957			¥ 755